JPMorgan Short-Intermediate Municipal Bond Fund
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 94.8% (a)
Alabama — 3.7%
Birmingham Airport Authority
Rev., 5.00%, 7/1/2033	325	354
Rev., 5.00%, 7/1/2034	375	408
Black Belt Energy Gas District, Gas Prepay Project No. 7 Series 2021C-1, Rev., 4.00%, 12/1/2026 (b)	7,515	7,500
Black Belt Energy Gas District, Gas Project
Series 2022C-1, Rev., 5.25%, 6/1/2027	1,300	1,330
Series 2022B-1, Rev., 4.00%, 10/1/2027 (b)	2,500	2,495
Series 2022C-1, Rev., 5.25%, 12/1/2027	1,165	1,196
City of Huntsville, Warrants Series 2017D, GO, 5.00%, 11/1/2024	160	161
City of Montgomery, Warrants Series 2020, GO, 4.00%, 2/1/2025	100	100
County of Jefferson
Series 2024, Rev., 5.00%, 10/1/2025	1,500	1,522
Series 2024, Rev., 5.00%, 10/1/2026	875	899
Selma Industrial Development Board, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (b)	3,625	3,602
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (b)	3,320	3,492
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (b)	5,000	5,158
Total Alabama		28,217
Alaska — 0.0% ^
Borough of Matanuska-Susitna Series 2007A, GO, NATL - RE, 5.00%, 4/1/2025	100	101
State of Alaska Series 2023A, GO, 5.00%, 8/1/2024	145	146
Total Alaska		247
Arizona — 4.5%
Arizona Board of Regents Series 2021, Rev., 5.00%, 8/1/2024	125	125
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2025	3,540	3,560
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	6,000	6,253
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2030	5,000	5,328
City of Glendale, Senior Excise Tax Rev., 5.00%, 7/1/2028 (c)	2,850	3,020
City of Mesa Series 2016, GO, 3.00%, 7/1/2025	500	495
City of Phoenix Civic Improvement Corp., Junior Lien, Water System Series 2014B, Rev., 5.00%, 7/1/2024	350	350
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System
Series 2023, Rev., AMT, 5.00%, 7/1/2024	375	375
Series 2023, Rev., AMT, 5.00%, 7/1/2025	500	506
Series 2023, Rev., AMT, 5.00%, 7/1/2026	1,505	1,539
Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	4,190
Maricopa County Industrial Development Authority, Banner Health Series 2023A-1, Rev., 5.00%, 5/15/2026 (b)	1,235	1,261
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,500	4,131
Series 2010B, Rev., 0.88%, 10/1/2026 (b)	2,150	1,974
Maricopa County Unified School District No. 11-Peoria Series 2015, GO, AGM, 5.00%, 7/1/2024	250	250
Maricopa County Unified School District No. 41 Gilbert, Project of 2019 Series 2023C, GO, 5.00%, 7/1/2024	775	776
Tempe Industrial Development Authority, Friendship Village of Tempe Project Series 2021C-1, Rev., 1.50%, 12/1/2027	185	174
Total Arizona		34,307
Arkansas — 0.9%
Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	336

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arkansas — continued
City of Rogers, Sales Tax Series 2018B, Rev., 5.00%, 11/1/2027	3,855	3,983
County of Sharp, Sales and Use Tax Rev., 5.00%, 3/1/2026	685	697
University of Arkansas, Various Facility UAMS Campus
Rev., 5.00%, 3/1/2025	500	505
Rev., 5.00%, 3/1/2026	1,000	1,009
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	110
Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	241
Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	181
Total Arkansas		7,062
California — 5.5%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,500	2,614
Series 2023E-1, Rev., 5.00%, 3/1/2031 (b)	2,500	2,634
California Municipal Finance Authority, North Bay Healthcare Group Series 2017A, Rev., 5.00%, 11/1/2024	800	801
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	256
Grossmont Healthcare District
Series C, GO, 5.00%, 7/15/2026	1,000	1,018
Series D, GO, 5.00%, 7/15/2026	1,225	1,246
Los Angeles Community College District, Election of 2016 Series C-1, GO, 5.00%, 8/1/2026	250	259
Los Angeles Unified School District Series 2024A, GO, 5.00%, 7/1/2026	3,000	3,101
Novato Unified School District Series 2014A, GO, 5.00%, 8/1/2026	1,800	1,805
San Francisco Bay Area Rapid Transit District, Election of 2004 Series 2015D, GO, 5.00%, 8/1/2028	1,685	1,714
State of California, Various Purpose
GO, 4.00%, 8/1/2028	4,000	4,012
GO, 4.00%, 8/1/2029	4,180	4,193
GO, 5.00%, 8/1/2029	7,830	8,072
GO, 4.00%, 8/1/2030	10,000	10,025
Total California		41,750
Colorado — 1.9%
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026	2,000	2,067
Series 2024B, GO, 5.00%, 8/1/2026	2,000	2,067
Colorado Housing and Finance Authority Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	3,455	3,629
Colorado School of Mines Series 2022D, Rev., (SIFMA Municipal Swap Index Yield + 0.87%), 3.76%, 6/13/2024 (d)	1,455	1,455
State of Colorado
Series 2018 A, COP, 5.00%, 12/15/2029	1,900	2,018
Series 2021A, COP, 4.00%, 12/15/2039	3,075	3,052
Total Colorado		14,288
Connecticut — 0.3%
State of Connecticut Special Tax Series 2018 B, Rev., 5.00%, 10/1/2025	2,205	2,252
Delaware — 0.0% ^
Delaware Transportation Authority Series 2022, Rev., 5.00%, 7/1/2024	175	175

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — 2.1%
Metropolitan Washington Airports Authority Aviation
Series 2021 A, Rev., AMT, 5.00%, 10/1/2025	7,000	7,102
Series 2023A, Rev., AMT, 5.00%, 10/1/2025	875	888
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	5,000	5,223
Metropolitan Washington Airports Authority Dulles, Toll Road, Second Senior Lien Series 2009B, Rev., AGC, Zero Coupon, 10/1/2024	1,000	987
Washington Metropolitan Area Transit Authority
Series A-1, Rev., 5.00%, 7/1/2024	250	250
Series 2017B, Rev., 5.00%, 7/1/2029	1,120	1,168
Total District of Columbia		15,618
Florida — 1.4%
City of Tallahassee, Energy System Rev., 5.00%, 10/1/2025	300	306
County of Miami-Dade, Aviation System Series B, Rev., 5.00%, 10/1/2025	3,690	3,704
County of Pasco Series A, Rev., 5.00%, 10/1/2024	250	251
Fort Pierce Utilities Authority
Series 2022A, Rev., AGM, 5.00%, 10/1/2028	400	423
Series 2022A, Rev., AGM, 5.00%, 10/1/2029	400	428
JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2025	315	321
Miami-Dade County Housing Finance Authority, Running Brook Apartments Series 202, Rev., 3.55%, 1/1/2026 (b)	1,500	1,473
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2026	1,000	1,028
Polk County Housing Finance Authority, Episcopal Catholic Apartments Series 2023, Rev., 4.15%, 6/1/2026 (b)	750	750
State of Florida Series 2022C, GO, 5.00%, 6/1/2024	1,850	1,850
Total Florida		10,534
Georgia — 1.8%
Atlanta Development Authority (The), New Downtown Atlanta Stadium Project, Senior Lien
Series A-1, Rev., 5.00%, 7/1/2027	1,000	1,013
Series A-1, Rev., 5.00%, 7/1/2028	1,000	1,012
City of Atlanta, Airport Passenger Facility Charge, Subordinate Lien Series 2023E, Rev., AMT, 5.00%, 7/1/2024	1,750	1,751
City of Columbus Series 2022, GO, 5.00%, 1/1/2025	100	101
Columbia County Hospital Authority, Wellstart Health System Inc., Project
Series 2023B, Rev., 5.00%, 4/1/2026	400	410
Series 2023B, Rev., 5.00%, 4/1/2027	350	364
Series 2023B, Rev., 5.00%, 4/1/2028	750	791
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029 (b)	1,480	1,550
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2025	250	253
Rev., 5.00%, 7/1/2026	275	281
Rev., 5.00%, 7/1/2028	375	387
Main Street Natural Gas, Inc., Gas Supply Series 2023B, Rev., 5.00%, 3/1/2030 (b)	3,250	3,414
State of Georgia
Series 2019A, GO, 5.00%, 7/1/2024	245	245
Series 2016F, GO, 5.00%, 7/1/2028	2,000	2,085
Total Georgia		13,657
Illinois — 9.6%
Champaign County Community Unit School District No. 4 Champaign
GO, 4.00%, 6/1/2029	1,000	1,014

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
GO, 4.00%, 6/1/2030	1,285	1,300
Series 2019, GO, 4.00%, 6/1/2034	1,160	1,168
Chicago Midway International Airport, Senior Lien
Series 2023 C, Rev., AMT, 5.00%, 1/1/2025	6,880	6,911
Series 2023A, Rev., AMT, 5.00%, 1/1/2027	1,000	1,027
Series 2023A, Rev., AMT, 5.00%, 1/1/2028	3,400	3,519
Series 2023 C, Rev., AMT, 5.00%, 1/1/2029	5,000	5,200
Chicago Park District, Limited Tax Series 2023C, GO, 5.00%, 1/1/2026	2,500	2,546
Chicago Transit Authority Capital Grant Receipts Series 2021, Rev., 5.00%, 6/1/2027	1,960	2,022
City of Waukegan
Series 2018B, GO, AGM, 5.00%, 12/30/2025	1,075	1,098
Series 2018B, GO, AGM, 5.00%, 12/30/2026	1,125	1,164
Series 2018B, GO, AGM, 5.00%, 12/30/2027	1,185	1,219
City of Waukegan, First Lien, Water and Sewer System
Series 2018C, Rev., AGM, 5.00%, 12/30/2026	680	704
Series 2018C, Rev., AGM, 5.00%, 12/30/2027	710	735
Cook County Community Consolidated School District No. 65, Evanston, Limited Tax GO, 4.00%, 12/1/2030	1,225	1,249
Cook County School District No. 69, Skokie, Limited Tax GO, 4.00%, 12/1/2031	820	833
DeKalb County Community Unit School District No. 428 DeKalb GO, 4.00%, 1/1/2031	1,000	1,017
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	576
Glenview Park District
GO, 5.00%, 12/1/2026	300	312
GO, 5.00%, 12/1/2029	350	363
Grundy and Kendall Counties Consolidated Grade School District No. 60-C GO, 4.00%, 2/1/2030	1,145	1,169
Illinois Finance Authority, DePaul University Rev., 5.00%, 10/1/2025	300	304
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project
Rev., 4.00%, 1/15/2030	1,960	1,981
Rev., 4.00%, 1/15/2032	2,120	2,147
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (e)	6,500	6,612
Illinois Finance Authority, University Of Chicago
Series 2024B, Rev., 5.00%, 4/1/2027 (c)	2,400	2,495
Series 2024B, Rev., 5.00%, 4/1/2028 (c)	2,700	2,848
Kane and DeKalb Counties Community Unit School District No 301 Burlington GO, 5.00%, 1/1/2027	355	368
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community GO, AGM, 4.00%, 5/1/2029	2,000	2,022
Maine Township High School District No. 207 of Cook Country Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,056
Peoria County Community Unit School District No. 309 Brimfield
GO, AGM, 4.00%, 4/1/2026	750	753
GO, AGM, 4.00%, 4/1/2028	410	412
GO, AGM, 4.00%, 4/1/2029	240	241
GO, AGM, 4.00%, 4/1/2030	375	376
Peoria Public Building Commission
Series 2019A, Rev., AGM, 5.00%, 12/1/2028	1,290	1,344
Series 2019A, Rev., AGM, 5.00%, 12/1/2029	2,400	2,496
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series 2017A, Rev., 5.00%, 2/15/2027	2,000	2,041
State of Illinois
Series 2023D, GO, 5.00%, 7/1/2024	1,000	1,001

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2017 A, GO, 5.00%, 12/1/2026	2,000	2,056
Series 2023B, GO, 5.00%, 5/1/2028	1,000	1,044
Series 2024B, GO, 5.00%, 5/1/2028	1,500	1,566
GO, 5.50%, 5/1/2030	1,525	1,609
Village of Skokie GO, 5.00%, 12/1/2028	1,550	1,651
Will County Forest Preservation District, Limited Tax GO, 5.00%, 12/15/2027	805	848
Total Illinois		73,417
Indiana — 1.5%
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	4,936
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021A, Rev., 1.40%, 8/1/2029	7,000	5,832
Indiana Finance Authority, Stadium Project Series 2022 A, Rev., 5.00%, 2/1/2026	500	512
Total Indiana		11,280
Iowa — 0.5%
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 2.75%, 6/12/2024 (b)	4,000	4,000
Kansas — 0.3%
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Series 2018, Rev., 5.00%, 9/1/2025	300	304
Series 2018, Rev., 5.00%, 9/1/2026	465	479
City of Wichita, Water and Sewer System Series 2016B, Rev., 5.00%, 10/1/2024	200	201
Kansas Development Finance Authority, State of Kansas Project Series 2019F, Rev., 5.00%, 11/1/2024	170	171
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	406
Series 2019A, GO, AGM, 5.00%, 9/1/2026	320	329
Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	422
Total Kansas		2,312
Kentucky — 1.5%
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (f)	6,250	6,233
Kentucky Public Energy Authority Series 2023 A-1, Rev., 5.25%, 2/1/2032 (b)	3,335	3,551
Kentucky State Property and Building Commission, Project No. 113 Series 2024 B, Rev., 5.00%, 11/1/2027	460	481
Kentucky State Property and Building Commission, Project No. 130 Series 2024 B, Rev., 5.00%, 11/1/2028	1,055	1,114
Total Kentucky		11,379
Louisiana — 0.8%
City of Shreveport, Water and Sewer, Junior Lien
Series 2018C, Rev., 5.00%, 12/1/2025	915	932
Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	370
Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	622
Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	524
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	314
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2017A, Rev., 5.00%, 12/15/2025	250	255
Series 2023A, Rev., 5.00%, 10/15/2028	175	185
Series 2023A, Rev., 5.00%, 10/15/2029	175	188
Series 2023A, Rev., 5.00%, 10/15/2030	175	190

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
State of Louisiana Series 2014C, GO, 5.00%, 8/1/2024	150	150
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (e)	2,000	2,018
Total Louisiana		5,748
Maryland — 0.1%
County of Prince George's, Consolidated Public Improvement Series 2020A, GO, 5.00%, 7/15/2032	1,000	1,063
Massachusetts — 1.6%
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015D, GO, 4.00%, 9/1/2030	8,290	8,297
Massachusetts Department of Transportation, Capital Appreciation Series 1997-A, Rev., NATL - RE, Zero Coupon, 1/1/2029	1,560	1,319
Massachusetts Development Finance Agency, Caregroup Series 2015 H-1, Rev., 5.00%, 7/1/2025 (e)	1,445	1,463
Massachusetts Development Finance Agency, Suffolk University Issue Rev., 5.00%, 7/1/2026	435	440
Town of Wilbraham GO, BAN, 4.25%, 3/12/2025	1,000	1,004
Total Massachusetts		12,523
Michigan — 0.6%
City of Royal Oak, Limited Tax, Capital Improvement
GO, 5.00%, 4/1/2027	625	651
GO, 5.00%, 4/1/2028	245	258
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 1999B-4, Rev., 5.00%, 11/15/2027	2,250	2,284
Northville Public Schools, School Building and Site
Series 2019-II, GO, 5.00%, 5/1/2027	375	391
Series 2019-II, GO, 5.00%, 5/1/2028	600	634
Series 2019-II, GO, 5.00%, 5/1/2029	250	268
Total Michigan		4,486
Minnesota — 0.3%
City of Minneapolis Series 2021, GO, 4.00%, 12/1/2024	355	356
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2026	195	199
Series 2019C, COP, 5.00%, 2/1/2026	320	327
Series 2019B, COP, 5.00%, 2/1/2027	185	192
Series 2019B, COP, 5.00%, 2/1/2028	175	183
Series 2019C, COP, 5.00%, 2/1/2028	350	366
Housing And Redevelopment Authority of The City of St. Paul Minnesota, Healtheast care System Series 2015A, Rev., 5.00%, 11/15/2025 (e)	570	580
Total Minnesota		2,203
Mississippi — 0.7%
Mississippi Business Finance Corp., Pollution Control, Power Co., Project Rev., 3.20%, 9/1/2028	4,000	3,873
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,467
Total Mississippi		5,340
Missouri — 2.9%
City of Kansas City Series 2019A, Rev., 5.00%, 12/1/2024	140	141
City of Kansas City, Missouri Special Obligation Refunding and Improvement, Main Streetcar Extension Project Series 2022C, Rev., 5.00%, 9/1/2024	100	100
City of St. Louis Airport Series 2007-A, Rev., AGM, 5.25%, 7/1/2026	2,635	2,724
County of Greene, Missouri Capital project Series 2018, COP, 4.00%, 9/1/2024	450	450
Curators of the University of Missouri (The) Series 2020 B, Rev., 5.00%, 11/1/2030	5,705	6,267
Health and Educational Facilities Authority of the State of Missouri Series 2021 C, Rev., 5.00%, 5/1/2028 (b)	7,500	7,840

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2022A, Rev., 5.00%, 6/1/2028	385	406
Jackson County School District No. R-IV Blue Springs, Missouri Direct Deposit Program Series 2019, GO, 5.50%, 3/1/2029	1,280	1,396
Missouri Highway and Transportation Commission Series 2022 A, Rev., 4.00%, 5/1/2033	2,685	2,777
Total Missouri		22,101
Nebraska — 1.0%
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (b)	5,000	5,202
Omaha School District, Douglas County School District No. 001 Series 2016, GO, 5.00%, 12/15/2028	1,000	1,033
Southeast Community College Area, Tax Supported
COP, 5.00%, 12/15/2026	275	285
COP, 5.00%, 12/15/2027	495	520
COP, 5.00%, 12/15/2028	540	570
University of Nebraska, Lincoln Student Fees and Facilities Series 2015A, Rev., 5.00%, 7/1/2025 (e)	250	254
Total Nebraska		7,864
Nevada — 0.4%
County of Clark Series 2016, Rev., 5.00%, 7/1/2024	125	125
Nevada Housing Division, Woodcreek Apartments Rev., FHA, 5.00%, 12/1/2024 (b)	2,775	2,781
Total Nevada		2,906
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,009
New Jersey — 7.0%
Borough of Seaside Park GO, BAN, 4.25%, 4/11/2025	1,000	1,004
Borough of South Plainfield Series 2024A, GO, BAN, 4.25%, 4/10/2025	1,000	1,004
Burlington County Bridge Commission, Government Leasing Program
Series 2023C, Rev., 4.50%, 8/7/2024	2,340	2,342
Series 2024A, Rev., 4.25%, 4/8/2025	1,600	1,608
New Jersey Economic Development Authority, School Facilities Construction
Series 2023RRR, Rev., 5.00%, 3/1/2025	3,250	3,279
Series 2017DDD, Rev., 5.00%, 6/15/2025	1,500	1,520
Series 2017DDD, Rev., 5.00%, 6/15/2026	1,840	1,889
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,320	2,382
Series 2019 GGG, Rev., 5.25%, 9/1/2026 (f)	5,500	5,675
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,070
Series A, Rev., 5.00%, 6/15/2029	5,350	5,471
Series A, Rev., 5.00%, 6/15/2031	4,750	4,843
Passaic Valley Sewerage Commission, Sewer System Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	6,164
State of New Jersey, COVID-19 Emergency Bonds Series 2020A, GO, 5.00%, 6/1/2026	7,455	7,674
Township of Brick GO, BAN, 4.25%, 3/19/2025	5,000	5,016
Township of Stafford Series 2016, GO, 4.00%, 8/1/2024	250	250
Total New Jersey		53,191
New Mexico — 1.4%
Albuquerque Municipal School District No. 12, School Building Series 2023B, GO, 5.00%, 8/1/2024	610	611
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,000	3,671

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Mexico — continued
County of Sandoval
GO, 5.00%, 8/1/2025	500	508
GO, 5.00%, 8/1/2026	650	669
New Mexico Finance Authority Series 2018 A, Rev., 5.00%, 6/15/2029	5,080	5,378
Total New Mexico		10,837
New York — 7.7%
City of Oneida GO, BAN, 4.50%, 3/28/2025	8,000	8,054
Eastport-South Manor Central School District GO, BAN, 4.50%, 5/22/2025	2,000	2,015
Long Island Power Authority, Electric System
Rev., 5.00%, 9/1/2025 (e)	500	509
Rev., 5.00%, 9/1/2027	500	526
Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2026	365	377
Metropolitan Transportation Authority, Dedicated Tax Fund Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,052
Metropolitan Transportation Authority, Green Bond
Series A-2, Rev., 4.00%, 11/15/2025	1,000	1,005
Series 2017C-1, Rev., 5.00%, 11/15/2026	2,610	2,696
Series 2018 B, Rev., 5.00%, 11/15/2026	1,000	1,033
New York City Industrial Development Agency, Yankee Stadium LLC Project Series 2020A, Rev., AGM, 5.00%, 3/1/2030	1,600	1,717
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries CC-2, Rev., 5.00%, 6/15/2028	3,410	3,525
New York City Transitional Finance Authority, Future Tax Secured Series 2024G, Subseries G-1, Rev., 5.00%, 5/1/2027	3,755	3,920
New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2026	5,000	5,060
New York State Dormitory Authority Series 2024A, Rev., AGM, 5.00%, 10/1/2028 (c)	5,800	6,166
New York State Dormitory Authority, Personal Income Tax Series 2017B-2, Rev., 5.00%, 2/15/2030	1,875	1,947
New York State Dormitory Authority, School Districts Financing Program Series 2020A, Rev., AGM, 5.00%, 10/1/2031	5,065	5,319
New York State Dormitory Authority, St. John's University
Series 2021A, Rev., 4.00%, 7/1/2029	975	991
Series 2021A, Rev., 4.00%, 7/1/2030	1,500	1,529
New York State Urban Development Corp., State Personal Income Tax Series 2017C, Rev., 5.00%, 3/15/2032	1,000	1,041
Triborough Bridge and Tunnel Authority Series 2024B, Rev., BAN, 5.00%, 3/15/2027	7,000	7,297
Total New York		58,779
North Carolina — 3.0%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Variable Rate, Health Care Series 2021B, Rev., 5.00%, 12/2/2024 (b)	3,390	3,410
City of Charlotte Series 2014A, Rev., 5.00%, 7/1/2024	100	100
City of Winston-Salem, Water and Sewer System Series A, Rev., 5.00%, 6/1/2024	1,330	1,330
County of Mecklenburg Series 2015A, Rev., 5.00%, 10/1/2024	250	251
North Carolina Housing Finance Agency Series 2024, Rev., 5.00%, 4/1/2028 (b)	3,825	3,965
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (b)	13,805	13,439
Total North Carolina		22,495
North Dakota — 0.2%
City of Grand Forks
Series 2023A, Rev., AGM, 5.00%, 12/1/2026	370	380
Series 2023A, Rev., AGM, 5.00%, 12/1/2027	325	337
Series 2023A, Rev., AGM, 5.00%, 12/1/2028	460	481
Total North Dakota		1,198

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — 2.5%
American Municipal Power, Inc. Prairie State Energy Campus Project Series 2023A, Rev., 5.00%, 2/15/2026	1,500	1,531
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2025	150	153
Series 2018A, Rev., 5.00%, 10/1/2027	250	263
Series 2018A, Rev., 5.00%, 10/1/2028	250	263
Series 2017B-1, Rev., 5.00%, 10/1/2030	2,510	2,643
City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	200
City of Toledo Series 2023, GO, 5.00%, 12/1/2026	445	460
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax GO, 5.00%, 12/1/2028	2,300	2,370
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (f)	2,790	2,819
State of Ohio Series 2023A, GO, 5.00%, 3/15/2027	7,870	8,215
Total Ohio		18,917
Oklahoma — 2.5%
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	368
Rev., 5.00%, 9/1/2026	820	831
Rev., 5.00%, 9/1/2027	1,250	1,274
Cleveland County Educational Facilities Authority
Series 2021, Rev., 4.00%, 6/1/2026	7,015	7,040
Series 2021, Rev., 4.00%, 6/1/2028	2,855	2,889
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	390
Rev., 5.00%, 9/1/2029	1,175	1,223
Muskogee Industrial Trust, Muskogee Public Schools Project
Rev., 5.00%, 9/1/2027	480	491
Series 2019, Rev., 4.00%, 9/1/2029	3,010	2,901
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project Rev., 5.00%, 10/1/2025	1,000	1,015
Oklahoma State University, Agricultural Mechanical Colleges Series 2021A, Rev., 5.00%, 9/1/2024	255	256
Total Oklahoma		18,678
Oregon — 0.1%
Multnomah County School District No. 1 Portland Series 2023, GO, 5.00%, 6/15/2024	400	400
Port of Portland, International Airport Series 26A, Rev., 5.00%, 7/1/2026	650	661
Total Oregon		1,061
Pennsylvania — 5.4%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, AGM, 5.00%, 1/1/2026	350	356
Series 2023A, Rev., AMT, AGM, 5.00%, 1/1/2027	850	872
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2022A, Rev., (SOFR + 0.29%), 4.02%, 6/7/2024 (d)	2,500	2,463
Bethlehem Area School District Series 2021, GO, 5.00%, 11/15/2026	4,165	4,311
Commonwealth of Pennsylvania
Series 2016-2, GO, 5.00%, 1/15/2025	630	635
Series 2023, GO, 5.00%, 9/1/2029	650	704
County of Northampton
Series 2019A, GO, 4.00%, 10/1/2026	750	756

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Series 2019A, GO, 4.00%, 10/1/2027	1,565	1,582
Series 2019A, GO, 4.00%, 10/1/2028	920	932
General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,420
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group
Series 2014A, Rev., 5.00%, 6/1/2024	380	380
Series 2023A, Rev., 5.00%, 6/1/2029	2,000	2,137
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,001
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023B, Rev., 4.10%, 6/1/2029	5,200	5,278
Panther Valley School District
GO, 2.00%, 10/15/2026	750	703
GO, 2.00%, 10/15/2027	680	623
GO, 2.00%, 10/15/2028	300	269
GO, 2.00%, 10/15/2029	300	263
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (b)	5,000	5,059
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,000	1,038
Pennsylvania Turnpike Commission, Subordinate Series 2021 B, Rev., 5.00%, 12/1/2027	1,025	1,078
Redevelopment Authority of the City of Philadelphia, Neighborhood Preservation Initiative Series 2023 C, Rev., 5.00%, 4/15/2025	1,000	1,007
School District of Philadelphia (The) Series 2024A, Rev., TRAN, 5.00%, 6/28/2024	4,750	4,752
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program Rev., 5.00%, 6/1/2032	100	112
State Public School Building Authority, Community College of Philadelphia Project Rev., 5.00%, 6/15/2024	2,625	2,626
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	582
Series 2019B, GO, 4.00%, 10/1/2029	420	425
Total Pennsylvania		41,364
South Carolina — 0.5%
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (b)	3,665	3,920
Tennessee — 2.5%
City of Chattanooga Series A, Rev., 5.00%, 9/1/2024	175	176
City of Jackson Series 2019, GO, 5.00%, 6/1/2024	115	115
County of Rutherford Series 2015A, GO, 5.00%, 4/1/2026	1,165	1,178
Johnson City Health and Educational Facilities Board, Ballad Health
Series 2023A, Rev., 5.00%, 7/1/2024	625	625
Series 2023A, Rev., 5.00%, 7/1/2025	760	768
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Chippington Towers Project Rev., 0.45%, 10/1/2024 (b)	10,000	9,867
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	6,500	6,442
Total Tennessee		19,171
Texas — 8.5%
Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,024
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,002
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	258
Series 2018C, Rev., 5.00%, 8/1/2027	200	209
Series 2018C, Rev., 5.00%, 8/1/2029	325	340

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Bridge City Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2033	520	571
City of Austin Water and Wastewater System Series 2024, Rev., 5.00%, 11/15/2028 (c)	2,500	2,671
City of Austin, Airport System Series 2017 A, Rev., 5.00%, 11/15/2028	1,130	1,162
City of Corpus Christi, Utility System Series C, Rev., 5.00%, 7/15/2024	110	110
City of Denton GO, 5.00%, 2/15/2025	270	273
City of El Paso
Series 2023, GO, 5.00%, 8/15/2024	1,030	1,032
Series 2023, GO, 5.00%, 8/15/2025	1,080	1,098
City of Garland, Water and Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,055
City of Houston Airport System, Subordinate Lien Series 2018 B, Rev., 5.00%, 7/1/2025	2,980	3,020
City of Houston Combined Utility System, First Lien
Series 2024 A, Rev., 5.00%, 11/15/2026	6,000	6,205
Series 2016B, Rev., 5.00%, 11/15/2027	780	807
Series 2024 A, Rev., 5.00%, 11/15/2027	4,125	4,329
City of Houston, Public Improvement Series 2017A, GO, 5.00%, 3/1/2025	1,235	1,248
City of Pearland, Permanent Improvement Series 2017, GO, 5.00%, 3/1/2025	225	227
County of Bexar, Venue Project Series 2015, Rev., AGM, 4.00%, 8/15/2024 (e)	215	215
Dallas Independent School District, Unlimited Tax Series 2021, GO, PSF-GTD, 4.00%, 2/15/2025	5,020	5,038
Eagle Mountain and Saginaw Independent School District Series 2015, GO, PSF-GTD, 5.00%, 8/15/2024	100	100
Elgin Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 8/1/2032	1,025	1,147
Grand Parkway Transportation Corp. Series 2023, Rev., 5.00%, 4/1/2028 (b)	1,000	1,041
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2026	1,910	1,920
Harris County Fresh Water Supply District No. 61, Unlimited Tax GO, AGM, 3.00%, 9/1/2025	530	521
Hereford Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,430
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,490
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2028	250	254
Series 2017A, Rev., 5.00%, 10/15/2029	500	508
Lewisville Independent School District, Unlimited Tax Series 2015, GO, 5.00%, 8/15/2024	105	105
Lone Star College System Series 2016, GO, 4.00%, 2/15/2032	1,000	992
Lower Colorado River Authority, LCRA Transmission Services Corp. Project Series 2023A, Rev., AGM, 5.00%, 5/15/2030	2,380	2,574
Metropolitan Transit Authority of Harris County, Sales and Use Tax Series A, Rev., 5.00%, 11/1/2028	1,000	1,034
North Texas Tollway Authority, First Tier
Series 2023 A, Rev., 5.00%, 1/1/2026	3,740	3,827
Series A, Rev., 4.00%, 1/1/2033	2,500	2,493
S&S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	586
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2029	2,470	2,624
Texas A&M University Series 2017E, Rev., 5.00%, 5/15/2027	1,395	1,456
Texas Municipal Gas Acquisition & Supply Corp. IV Series 2023A, Rev., 5.50%, 1/1/2030 (b)	3,040	3,243
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply, Senior Lien Series 2008D, Rev., 6.25%, 12/15/2026	890	914
Texas State University System Series 2024, Rev., 5.00%, 3/15/2029 (c)	2,000	2,141
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2024	1,150	1,156
West Travis County Public Utility Agency Rev., 5.00%, 8/15/2027	350	365
Ysleta Independent School District Series 2020, GO, PSF-GTD, 5.00%, 8/15/2024	150	150
Total Texas		64,965

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — 0.9%
Utah Infrastructure Agency, Tax-Exempt Telecommunications Series 2017A, Rev., 5.00%, 10/15/2025	5,000	5,016
West Valley City Municipal Building Authority
Rev., AGM, 5.00%, 2/1/2027	720	743
Rev., AGM, 5.00%, 2/1/2029	1,070	1,108
Total Utah		6,867
Virginia — 2.7%
County of Henrico Water and Sewer Series 2016, Rev., 5.00%, 5/1/2026 (e)	1,500	1,544
Hampton Roads Sanitation District Series 2024 A, Rev., 5.00%, 11/1/2026	3,240	3,365
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (e)	7,435	7,642
Isle Wight County Economic Development Authority, Riverside Health System
Series 2023, Rev., AGM, 5.00%, 7/1/2026	500	512
Series 2023, Rev., AGM, 5.00%, 7/1/2027	360	373
Series 2023, Rev., AGM, 5.00%, 7/1/2028	350	367
Series 2023, Rev., AGM, 5.00%, 7/1/2029	500	530
Series 2023, Rev., AGM, 5.00%, 7/1/2030	750	803
Series 2023, Rev., AGM, 5.00%, 7/1/2031	1,000	1,076
Norfolk Economic Development Authority, Sentara Healthcare Series 2018A, Rev., 5.00%, 11/1/2028 (b)	1,940	2,044
Rappahannock Regional Jail Authority Series 2015, Rev., 5.00%, 10/1/2025 (e)	1,090	1,113
Virginia Small Business Financing Authority, Environmental Facilities Series 2022, Rev., 5.00%, 11/15/2024 (b)	1,500	1,500
Total Virginia		20,869
Washington — 3.3%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Series 2021 S 1, Rev., 5.00%, 11/1/2025	1,000	1,023
Energy Northwest, Columbia Generating Station Series 2017A, Rev., 5.00%, 7/1/2024 (e)	185	185
Energy Northwest, Project 1 Series 2024 B, Rev., 5.00%, 7/1/2027	2,500	2,619
Energy Northwest, Project 3 Electric Series 2018C, Rev., 5.00%, 7/1/2024 (e)	125	125
Pierce County School District No. 10 Tacoma, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025 (e)	2,000	2,045
Snohomish County Public Utility District No. 1, Electric System Rev., 5.00%, 12/1/2025	500	511
State of Washington, Various Purpose Series 2024 C, GO, 5.00%, 2/1/2027	3,000	3,122
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (b)	15,000	15,254
Total Washington		24,884
Wisconsin — 2.3%
State of Wisconsin Series 2016A, GO, 5.00%, 5/1/2026	5,050	5,105
Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	2,530
Wauwatosa School District, School Building and Improvement Series 2019A, GO, 5.00%, 3/1/2029	6,025	6,292
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018B-2, Rev., 5.00%, 6/24/2026 (b)	3,500	3,566
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	330
Total Wisconsin		17,823
Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc. Series 2017A, Rev., 5.00%, 1/1/2027 (e)	1,000	1,041
Total Municipal Bonds (Cost $732,800)		722,798

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 5.94%, 6/25/2032 (b)(Cost $12)	12	12
	SHARES (000)
Short-Term Investments — 5.3%
Investment Companies — 5.3%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.51% (g) (h) (Cost $40,233)	40,231	40,235
Total Investments — 100.1% (Cost $773,045)		763,045
Liabilities in Excess of Other Assets — (0.1)%		(740)
NET ASSETS — 100.0%		762,305

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2024.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	184	09/30/2024	USD	19,495	26

Abbreviations
USD	United States Dollar

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$12	$—	$12
Municipal Bonds	—	722,798	—	722,798

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$40,235	$—	$—	$40,235
Total Investments in Securities	$40,235	$722,810	$—	$763,045
Appreciation in Other Financial Instruments
Futures Contracts	$26	$—	$—	$26
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.51% (a) (b)	$71,426	$138,949	$170,138	$(4)	$2	$40,235	40,231	$552	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.